Income Taxes - Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 8,095,756	$ 5,682,118
Less: valuation allowance	(8,095,756)	(5,682,118)
Net deferred tax asset